Revenue Disaggregation (Tables)	12 Months Ended
Jun. 30, 2025
Revenue Disaggregation [Abstract]
Schedule of Disaggregate Revenue

The Company’s disaggregated revenues are represented by the type of products and type of revenue stream.

	June 30, 2025		June 30, 2024		June 30, 2023
	Sales Amount	As % of Sales	Sales Amount	As % of Sales	Sales Amount	As % of Sales
Self-Manufactured Products:
Tinned copper bar products	$8,204,848	7.24%	$1,527,551	1.44%	$13,310,058	7.79%
T2 copper bar products	16,164,606	14.26%	4,168,922	3.94%	10,161,659	5.95%
Aluminum bar products	26,493	0.02%	125,244	0.12	5,721	—
Copper rods	812,146	0.72%	545,804	0.52%	601,428	0.35%
Subtotal	25,208,093	22.24%	6,367,521	6.01%	24,078,866	14.09%
Processing service	30,828	0.03%	5,341	0.01%	4,844	—%
Resale of copper materials, primarily electrolytic copper	88,094,523	77.73%	99,501,924	93.98%	146,761,909	85.90%
Total Revenue	113,333,444		105,874,786		170,845,619